NET LOSS PER SHARE OF COMMON STOCK (Tables)	5 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Reconciliation of diluted shares

	Three Months Ended June 30,
	2023	2022
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(1,464,557)	$(3,683,070)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,087,755	–
Weighted average shares issuable for vested restricted stock units	199,914	–
	8,287,669	7,821,515

	Six Months Ended June 30,
	2023	2022
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(2,648,017)	$(4,906,473)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	7,974,635	4,373,668
Weighted average shares issuable for vested restricted stock units	145,347	–
	8,119,982	4,373,668

Schedule of anti-dilutive securities excluded from computation of earnings per share

	June 30, 2023	June 30, 2022

Series A and B convertible preferred stock	–	1,639,559
Warrants	3,518,550	1,570,236
Restricted stock units	692,422	–
Stock options	2,738,820	2,351,510
	6,949,792	5,561,305